CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 24) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2011	$ 635,738,704	$ 15,341	$ (7,958,841)	$ 509,713,488	$ 33,579,209	$ 19,418,841	$ 79,859,172	$ 634,627,210	$ 1,111,494
Balance, shares at Dec. 31, 2011		145,863,676
Exercise of share options	98,812	17	0	98,795	0	0	0	98,812	0
Exercise of share options, shares		166,372
Treasury share repurchases (Note 19)	(5,708,281)	0	(5,708,281)	0	0	0	0	(5,708,281)	0
Treasury share repurchases (Note 19), shares			(4,091,650)
Other comprehensive income (loss)	2,150,412	0	0		0	0	2,140,848	2,140,848	9,564
Stock-based compensation expenses	2,151,844	0	0	2,151,844	0	0	0	2,151,844	0
Net income	158,107,859	0	0	0	0	156,997,595	0	156,997,595	1,110,264
Appropriation to statutory reserves	0	0	0	0	16,043,108	(16,043,108)	0	0	0
Dividends to shareholders	(8,769,530)	0	0	0	0	(8,769,530)	0	(8,769,530)	0
Distribution to non-controlling interest shareholders	(2,231,322)	0	0	0	0	0	0	0	(2,231,322)
Balance at Dec. 31, 2012	781,538,498	15,358	(13,667,122)	511,964,127	49,622,317	151,603,798	82,000,020	781,538,498	0
Balance, shares at Dec. 31, 2012		141,938,398
Exercise of share options	6,101,519	470	0	6,101,049	0	0	0	6,101,519	0
Exercise of share options, shares		4,703,810
Treasury share repurchases (Note 19)	(5,767,159)	0	(5,767,159)	0	0	0	0	(5,767,159)	0
Treasury share repurchases (Note 19), shares			(2,629,716)
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab))	32,792,232	0	16,348,800	16,443,432	0	0	0	32,792,232	0
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab)), shares			12,000,000
Other comprehensive income (loss)	25,910,940	0	0	0	0	0	25,910,940	25,910,940	0
Stock-based compensation expenses	427,989	0	0	427,989	0	0	0	427,989	0
Net income	126,356,264	0	0	0	0	126,356,264	0	126,356,264	0
Appropriation to statutory reserves	0	0	0	0	18,924,883	(18,924,883)	0	0	0
Dividends to shareholders	(14,724,740)	0	0	0	0	(14,724,740)	0	(14,724,740)	0
Balance at Dec. 31, 2013	952,635,543	15,828	(3,085,481)	534,936,597	68,547,200	244,310,439	107,910,960	952,635,543	0
Balance, shares at Dec. 31, 2013		156,012,492
Exercise of share options	39,930	3	0	39,927	0	0	0	39,930	0
Exercise of share options, shares		33,000
Treasury share repurchases (Note 19)	(17,610,787)	0	(17,610,787)	0	0	0	0	(17,610,787)	0
Treasury share repurchases (Note 19), shares			(9,025,690)
Shares repurchased under RSU plan	(7,042,725)	0	0	(7,042,725)	0	0	0	(7,042,725)	0
Other comprehensive income (loss)	(3,354,027)	0	0	0	0	0	(3,353,952)	(3,353,952)	(75)
Stock-based compensation expenses	2,736,313	0	0	2,736,313	0	0	0	2,736,313	0
Net income	48,496,365	0	0	0	0	48,515,730	0	48,515,730	(19,365)
Appropriation to statutory reserves	0	0	0	0	4,282,287	(4,282,287)	0	0	0
Dividends to shareholders	(15,288,919)	0	0	0	0	(15,288,919)	0	(15,288,919)	0
Balance at Dec. 31, 2014	$ 960,611,693	$ 15,831	$ (20,696,268)	$ 530,670,112	$ 72,829,487	$ 273,254,963	$ 104,557,008	$ 960,631,133	$ (19,440)
Balance, shares at Dec. 31, 2014		147,019,802